13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
dmse8$mu
 12/31/2009
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2009
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 48
From 13F Information Table Value Total (USD):  66,434,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AOL, Inc.		COM	02364J104	289	12428	SH		SOLE
AT&T			COM	1957109		406	14471	SH		SOLE
Abbott Labs		COM	2824100		430	7969	SH		SOLE
American Express	COM	25816109	298	7345	SH		SOLE
Annaly Mtg Mgmt Inc	COM	35710409	229	13200	SH		SOLE
Apple Computer		COM	37833100	297	1411	SH		SOLE
Automatic Data Proc.	COM	53015103	222	5175	SH		SOLE
Berkshire Hathaway	COM	84670991	1786	18	SH		SOLE
Berkshire Hathaway B	COM	84670207	10709	3259	SH		SOLE
Bp Plc Adr		COM	55622104	980	16903	SH		SOLE
Chevron			COM	166764100	439	5707	SH		SOLE
Chubb			COM	171232101	248	5040	SH		SOLE
Clorox Company		COM	189054109	650	10650	SH		SOLE
Coca-Cola		COM	191216100	2304	40417	SH		SOLE
Colgate Palmolive	COM	194162103	3074	37420	SH		SOLE
Comcast A		COM	20030N101	274	16227	SH		SOLE
Comcast Corp A		COM	20030N200	6714	419343	SH		SOLE
Conocophillips		COM	20825C104	476	9316	SH		SOLE
Consolidated Edison	COM	209115104	202	4440	SH		SOLE
Daylight Resources F	COM	239600109	330	34000	SH		SOLE
Diageo (Guinness)	COM	25243q205	754	10863	SH		SOLE
Disney			COM	254687106	994	30824	SH		SOLE
Emerson Electric	COM	291011104	1057	24802	SH		SOLE
Exxon Mobil		COM	302290101	1331	19517	SH		SOLE
General Elec Cap Corp	COM	369622485	255	10700	SH		SOLE
General Electric	COM	369604103	5094	336671	SH		SOLE
Global Environmental 	COM	P47725109	2	10000	SH		SOLE
Google			COM	38259P508	248	400	SH		SOLE
I.B.M.			COM	459200101	211	1615	SH		SOLE
Johnson & Johnson	COM	478160104	1493	23180	SH		SOLE
Kraft Foods A		COM	50075N104	1173	43163	SH		SOLE
McDonalds		COM	580135101	624	10000	SH		SOLE
Merck			COM	589331107	236	6454	SH		SOLE
Mercury General Corp	COM	589400100	279	7100	SH		SOLE
Microsoft		COM	594918104	5190	170266	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	505	10400	SH		SOLE
Pepsico Inc.		COM	713448108	873	14360	SH		SOLE
Philip Morris Intl	COM	02209S103	210	4368	SH		SOLE
Procter & Gamble	COM	742718109	2487	41019	SH		SOLE
Royal Dutch Shell A	COM	780259206	235	3907	SH		SOLE
Time Warner Cable A	COM	88732J207	1432	34598	SH		SOLE
Time Warner Inc		COM	887315109	3993	137023	SH		SOLE
United Parcel Service	COM	911312106	1933	33688	SH		SOLE
United Technologies	COM	913017109	540	7774	SH		SOLE
Verizon Comm.		COM	92343V104	267	8068	SH		SOLE
Wesco Financial		COM	950817106	948	2765	SH		SOLE
Annaly Capital Mgmt		35710508	1180	48625	SH		SOLE
Hilltop Holdings 8.25%		432748200	1694	65847	SH		SOLE